Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Revenues
Total revenues	$ 68,321,743		$ 63,751,093		$ 74,525,434
Cost of revenues
Total cost of revenues	49,764,098		44,394,575		48,311,398
Gross profit	18,557,645		19,356,518		26,214,036
Operating expenses
Sales and marketing expenses	22,691,231		11,989,919		10,279,274
General and administrative expenses	26,230,966		8,219,584		6,869,419
Total operating expenses	48,922,197		20,209,503		17,148,693
Income (Loss) from operations	(30,364,552)		(852,985)		9,065,343
Other income (expenses)
Interest income	229,045		182,558		110,889
Interest expense	(791,749)		(257,766)		(25,509)
Accretion of financing cost	(1,376,458)		(397,153)
Fair value loss	(3,747,100)		(1,996,249)
Other income (expenses), net	94,900		(14,538)		921,800
Total other income (expenses), net	(5,591,362)		(2,483,148)		1,007,180
Income (Loss) before income taxes	(35,955,914)		(3,336,133)		10,072,523
Income tax expense	(286,335)		(2,094,076)		(3,672,624)
Net (loss) income	(36,242,249)		(5,430,209)		6,399,899
Net (loss) income attributable to shareholders	(35,006,839)		(5,430,209)		6,408,932
Net (loss) attributable to non-controlling interests	(1,235,410)				(9,033)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of tax	(6,184,172)		(2,243,108)		3,261,889
Total comprehensive (loss) income	$ (42,426,421)		$ (7,673,317)		$ 9,661,788
Net (loss) income per ordinary share - basic (in Dollars per share)	$ (31.14)		$ (295.38)		$ 446.76
Net (loss) income per ordinary share - diluted (in Dollars per share)	$ (30.75)		$ (295.38)		$ 446.76
Weighted average number of ordinary shares outstanding - basic (in Shares)	1,163,696	[1]	18,384	[2]	14,325	[2]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	1,178,511	[1]	18,384	[2]	14,325	[2]
Installation and maintenance
Revenues
Total revenues	$ 41,177,200		$ 40,017,962		$ 51,546,235
Cost of revenues
Total cost of revenues	27,989,959		26,791,434		32,209,179
Housekeeping
Revenues
Total revenues	17,210,122		16,340,910		16,792,722
Cost of revenues
Total cost of revenues	14,453,168		13,411,221		13,435,869
Senior care services
Revenues
Total revenues	6,515,953		7,392,221		6,038,814
Cost of revenues
Total cost of revenues	4,471,015		4,191,920		2,666,350
Sales of pharmaceutical products
Revenues
Total revenues	2,368,071
Cost of revenues
Total cost of revenues	2,178,131
Educational consulting services
Revenues
Total revenues	1,050,397
Cost of revenues
Total cost of revenues	671,825
Sublease
Revenues
Total revenues					$ 147,663

[1]	Retrospectively restated for effect of reverse stock split on September 25, 2023.
[2]	Retrospectively restated for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023.